Other Operating Income and Expenses (Details) - Schedule of Other Operating Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income and Expenses [Abstract]
Credit card expenses	$ (196)	$ (147)	$ (1,043)
Customer services	(592)	(627)	(1,791)
Operating risk charge-offs and provision	(48,808)	(43,501)	(10,358)
Recovery of operating expenses	7,279	29,813	2,692
Life insurance and general product insurance policies	(392)	(31,296)	(9,325)
Commercial representation expenses	(15,057)	(8,799)	(2,053)
Expenses associated leasing operations	(1,325)	(4,922)	(5,329)
Expenses associated factoring operations	(242)	(71)	(769)
Restructuring expenses	(34,164)	(43,156)	(14,232)
Commercial alliance expenses	(758)	(137)	(696)
Lawsuits provision	(773)	(555)	1,081
Retail association payment	0	(164)	(162)
Bond issuance expenses	0	0	(1,157)
Other	(6,675)	(11,177)	11,504
Total	$ (101,703)	$ (114,739)	$ (31,638)